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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
                        SUPPLEMENT DATED AUGUST 24, 2005
                                     TO THE
                                 PROSPECTUS FOR
                               RETIREMENT PLUS SM
                               (DATED MAY 1, 2005)

                      ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
                        SUPPLEMENT DATED AUGUST 24, 2005
                                     TO THE
                                 PROSPECTUS FOR
                               RETIREMENT PLUS SM
                               (DATED MAY 1, 2005)

This supplement updates the Prospectuses for Merrill Lynch Retirement Plus(SM) issued by Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY"). Please retain this supplement with your Prospectus for your reference.

Effective August 4, 2005, the AllianceBernstein Large Cap Growth Portfolio and the AllianceBernstein Global Technology Portfolio of the AllianceBernstein Variable Products Series Fund, Inc. each changed its investment objective. The new investment objective of each Fund is to seek the long-term growth of capital.

This information supplements and supersedes the information contained in the Prospectus.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.